Financial Instruments (Details 3) - Currency risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (378,626)
Financial liabilities, projected probable	(2,344)
Financial liabilities, projected scenario 1	(97,586)
Financial liabilities, projected scenario 2	R$ (192,829)
Itaip [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Itaipu [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, Baseline	R$ (284,930)
Financial liabilities, projected probable	(1,764)
Financial liabilities, projected scenario 1	(73,437)
Financial liabilities, projected scenario 2	R$ (145,111)
Suppliers Acquisition Of Gas [Member]
IfrsStatementLineItems [Line Items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (93,696)
Financial liabilities, projected probable	(580)
Financial liabilities, projected scenario 1	(24,149)
Financial liabilities, projected scenario 2	R$ (47,718)